Fee and Commission Income (Details of Fees and Commission Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 85,897	¥ 75,145
Deposits and lending business	65,081	85,340
Remittance business	54,166	53,858
Asset management business	50,322	29,548
Trust fees	25,966	23,134
Fees for other customer services	119,799	125,437
Total	¥ 401,231	¥ 392,462